(Loss)/gain on disposals - Seamex Limited, Sale of West Auriga, and Sale of West Vela (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 10, 2015	Nov. 04, 2014	Mar. 21, 2014	Jan. 02, 2014	Apr. 30, 2013
Significant Acquisitions and Disposals [Line Items]
Gain on sale	[1]	$ (63)	$ 632	$ 61
Seadrill Capricorn Holdings LLC
Significant Acquisitions and Disposals [Line Items]
Ownership interest, percentage						49.00%	49.00%	49.00%
SeaMex Limited
Significant Acquisitions and Disposals [Line Items]
Third party ownership interest		50.00%			50.00%
Ownership interest, percentage		50.00%	0.00%	0.00%	50.00%
Varia Perdana
Significant Acquisitions and Disposals [Line Items]
Ownership interest, percentage									49.00%
SeaMex Limited
Significant Acquisitions and Disposals [Line Items]
Ownership interest prior to disposal			100.00%
Exploration and Production Equipment | West Janus
Significant Acquisitions and Disposals [Line Items]
Net proceeds/recoverable amount				$ 73
Gain on sale				$ 61

[1]	Includes transactions with related parties. Refer to Note 31.